Income Taxes - Reconciliation of statutory income tax rates and Company's effective tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Tax provision at statutory rate	21.00%	21.00%
State taxes, net of federal benefit	3.70%	3.90%
Share based compensation	(9.20%)
Debt conversion	(6.70%)
Permanent items	0.40%
Other		(0.70%)
Warrant liability	(0.90%)	(4.20%)
Change in valuation reserve	(8.30%)	(20.00%)